UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2015

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	43

Officers and Trustees	46

Important Notices	47

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Peter M. Campo, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	3.23%	4.27%	7.40%	5.74%
Fund at Market Price	—	8.14	5.01	4.23	5.11
S&P/LSTA Leveraged Loan Index	—	2.28%	3.35%	4.94%	5.08%

% Premium/Discount to NAV[3]
					–3.98%

Distributions[4]
Total Distributions per share for the period					$0.468
Distribution Rate at NAV					6.11%
Distribution Rate at Market Price					6.37%

% Total Leverage[5]
Auction Preferred Shares (APS)					14.66%
Borrowings					22.33

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Fund Profile

Top 10 Issuers (% of total investments)6

Valeant Pharmaceuticals International, Inc.	1.3%

Community Health Systems, Inc.	1.1

Asurion, LLC	1.1

First Data Corp.	1.0

Calpine Corp.	1.0

Virgin Media Investment Holdings Limited	0.9

Dell, Inc.	0.9

FMG Resources (August 2006) Pty. Ltd.	0.9

Ineos US Finance, LLC	0.9

Intelsat Jackson Holdings S.A.	0.9

Total	10.0%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Health Care	10.4%

Electronics/Electrical	8.1

Business Equipment and Services	7.6

Retailers (Except Food and Drug)	5.5

Chemicals and Plastics	5.3

Food Products	4.4

Oil and Gas	4.3

Lodging and Casinos	3.8

Financial Intermediaries	3.7

Automotive	3.3

Total	56.4%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflect the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 4/30/2015, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.
[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 140.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.1%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	1,022	$1,035,090
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	615	618,887
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	638	640,276
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	311	311,232
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	427	341,936
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,808	1,764,171
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	278	280,084
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	4,723	4,740,208
Term Loan, 3.75%, Maturing June 4, 2021	1,811	1,817,964

		$11,549,848

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	2,350	$2,149,075

		$2,149,075

Automotive — 5.1%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,213	$1,215,577
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	2,799	2,820,539
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	4,874	4,889,253
Term Loan, 3.25%, Maturing December 31, 2018	2,079	2,083,973
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	645	649,157
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	990	994,950
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	3,896	3,895,076
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	5,542	5,610,937
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	1,025	1,035,033

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	2,629	$2,642,060
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	844	846,261
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	740	743,211
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,067	1,068,105

		$28,494,132

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	780	$756,600
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	965,000

		$1,721,600

Brokerage / Securities Dealers / Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, Maturing April 30, 2022(2)	325	$329,469
Term Loan - Second Lien, Maturing March 3, 2023(2)	275	276,719

		$606,188

Building and Development — 1.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,256	$1,261,055
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	616	612,932
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,493	1,495,831
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	200	201,500
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	922	925,553
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,509	1,506,430
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	980	984,841
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	462	463,549
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	576	577,615

		$8,029,306

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 11.9%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		3,333	$3,374,916
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		2,814	2,433,829
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		421	422,854
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		995	967,965
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		815	817,645
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,042	1,026,795
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		416	417,173
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		617	616,754
ClientLogic Corporation
Term Loan, 7.53%, Maturing January 30, 2017		1,567	1,558,868
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		941	941,064
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,165	1,083,320
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		266	239,732
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		450	361,892
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,374	2,353,079
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,411	1,418,486
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		643	645,054
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		722	729,695
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		110	110,402
Term Loan, 4.00%, Maturing November 6, 2020		431	431,573
Term Loan, 4.75%, Maturing November 6, 2020	CAD	1,351	1,099,890
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		1,872	1,876,954
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,947	1,951,758
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,182	1,189,013

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,125	$1,278,365
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		1,000	997,500
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		2,695	2,705,390
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,366	2,386,462
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,073	1,108,859
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,295	1,294,617
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		974	951,422
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		527	528,349
Term Loan, 4.50%, Maturing April 2, 2022		675	679,219
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		568	573,136
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,374	5,394,349
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,742	1,722,044
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,000	987,500
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		648	647,622
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	992,500
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		2,413	2,422,666
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017		887	890,177
Term Loan, 4.00%, Maturing March 8, 2020		5,622	5,665,451
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		915	920,657
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		4,158	4,181,389
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,197	1,210,934
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		319	319,097
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,217	3,227,058

			$67,153,474

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 2.7%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,093	$1,098,719
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		249	248,107
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		983	980,044
Term Loan, 3.75%, Maturing June 30, 2021		868	871,966
Mediacom Illinois, LLC
Term Loan, 3.15%, Maturing October 23, 2017		786	785,930
Term Loan, 3.75%, Maturing June 30, 2021		498	499,211
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,041	1,046,640
Term Loan, 4.50%, Maturing May 21, 2020		1,203	1,209,798
Sterling Entertainment Enterprises, LLC
Term Loan, 2.94%, Maturing December 28, 2017		720	696,600
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		3,338	3,344,834
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	2,278,275
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	382	431,172
Term Loan, 3.75%, Maturing January 15, 2022	EUR	593	669,299
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,074	1,211,442

			$15,372,037

Chemicals and Plastics — 7.2%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		275	$276,401
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		143	143,411
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		300	303,180
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,756	3,771,513
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		2,086	2,100,625
Colouroz Investment 1, GmbH
Term Loan, 4.75%, Maturing September 7, 2021		148	149,598
Term Loan, 4.75%, Maturing September 7, 2021		897	904,946
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		399	402,990
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		522	526,075
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		550	552,062

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,234	$2,250,641
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		995	1,001,219
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	995	1,120,248
Term Loan, 4.25%, Maturing March 31, 2022	EUR	425	478,873
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		5,007	5,022,861
Term Loan, 4.25%, Maturing March 31, 2022		700	705,000
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		297	299,645
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,309	1,322,908
Term Loan, 4.75%, Maturing June 7, 2020		599	605,340
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		1,831	1,841,706
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		958	958,997
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		572	578,561
Term Loan, 5.00%, Maturing July 25, 2021	EUR	970	1,102,467
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		690	677,003
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	935,000
Polarpak, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	CAD	3,050	2,527,973
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,149	1,150,501
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		299	299,573
Term Loan, 4.50%, Maturing July 31, 2021	EUR	970	1,098,918
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		71	71,694
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		403	406,265
Trinseo Materials Operating S.C.A.
Term Loan, Maturing October 13, 2021(2)		325	326,828
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		2,967	2,980,425
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,526	3,544,794

			$40,438,241

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 1.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,760	$2,724,040
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,820	2,658,109
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	963	1,091,229
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,034	1,038,128

			$7,511,506

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,132	$2,135,497
Term Loan, 3.75%, Maturing January 6, 2021		612	614,216
Crown Americas, LLC
Term Loan, 5.50%, Maturing October 22, 2021		1,521	1,532,590
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,496	1,516,823
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		397	398,365
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		371	371,937
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		2,770	2,799,924
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		574	574,185

			$9,943,537

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		153	$154,157
Term Loan, 4.50%, Maturing September 3, 2021		587	590,779
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,188	1,194,059
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,111	2,039,941

			$3,978,936

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		367	$367,840
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		585	590,850

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing March 30, 2022		250	$252,292
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		868	870,789
Term Loan, 4.50%, Maturing March 11, 2021	EUR	700	793,265
Term Loan, 4.50%, Maturing March 11, 2021	EUR	298	337,421
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		396	396,825
Horizon Pharma Holdings USA, Inc.
Term Loan, Maturing April 22, 2021(2)		2,225	2,243,775
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,510	1,511,907
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		1,868	1,872,755
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		1,593	1,600,200
Term Loan, 3.50%, Maturing December 11, 2019		2,561	2,571,364
Term Loan, 3.50%, Maturing August 5, 2020		3,125	3,137,397
Term Loan, 4.00%, Maturing April 1, 2022		3,625	3,654,681
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017		79	78,970

			$20,280,331

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		3,833	$3,831,269
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		797	801,497

			$4,632,766

Electronics / Electrical — 12.7%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		640	$645,319
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		2,097	2,015,982
Applied Systems, Inc.
Term Loan, 4.27%, Maturing January 25, 2021		816	820,285
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		5,354	5,386,050
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		825	843,562
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		718	716,853

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	348	$353,038
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	265	266,071
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,195	1,122,061
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021	477	477,085
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	8,225	8,266,989
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	3,372	3,391,251
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	417	418,663
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	828	834,583
Eze Castle Software, Inc.
Term Loan, Maturing April 6, 2020(2)	1,500	1,504,999
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	760	760,950
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,855	1,864,046
Go Daddy Operating Company, LLC
Term Loan, 4.50%, Maturing May 13, 2021	4,511	4,548,212
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	492	494,761
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,212	5,207,236
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	575	580,031
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	521	526,273
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,100	1,103,666
Term Loan, 5.25%, Maturing November 19, 2021	1,971	1,982,376
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,365	1,374,239
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021	869	874,374
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,254	1,259,313
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	448	448,019

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,193	$2,176,552
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	219,937
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,198	1,204,909
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	754,219
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	4,530	4,419,545
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	202	203,864
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	693	698,775
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	428	433,428
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,184	2,177,847
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	577	579,759
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,237	1,243,387
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	844	845,734
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	529	533,638
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	868	875,789
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,136	2,156,294
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	765	769,452
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	913	916,956
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,352	1,356,108
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,077	2,105,259

		$71,757,739

Equipment Leasing — 0.5%
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,792	$2,801,555

		$2,801,555

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 5.0%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	992	$990,649
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,000	970,000
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,004	2,015,414
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	538	535,677
First Data Corporation
Term Loan, 3.68%, Maturing March 24, 2018	4,961	4,977,934
Term Loan, 3.68%, Maturing September 24, 2018	1,875	1,880,664
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,189	1,187,077
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,333	1,342,639
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	500	503,287
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	774	772,956
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,743	3,749,860
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	497	496,591
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	437	439,741
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	417	392,985
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	124	124,362
Term Loan, 6.25%, Maturing September 4, 2018	739	742,444
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	2,982	2,958,023
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	984	984,539
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	270	269,163
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	629	630,247
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	2,404	2,309,976

		$28,274,228

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 6.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,626	$3,658,950
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018		569	546,518
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,268	1,270,888
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	725	823,079
Term Loan, 3.50%, Maturing July 23, 2021		2,175	2,175,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		908	909,811
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,958	1,882,718
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		198	198,241
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,312	1,322,639
H.J. Heinz Company
Term Loan, 3.25%, Maturing June 5, 2020		5,552	5,565,018
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		842	843,604
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		862	865,276
Term Loan, 3.75%, Maturing September 18, 2020		1,551	1,562,041
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		5,409	5,388,716
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 5.25%, Maturing March 13, 2022	EUR	2,000	2,269,962
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		1,225	1,239,738
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		690	690,846
Term Loan, 3.00%, Maturing April 29, 2020		1,865	1,868,264
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,121	1,126,391

			$34,207,700

Food Service — 4.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		6,443	$6,528,320
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		169	168,203
Term Loan, 3.68%, Maturing July 26, 2016		304	302,593

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		266	$267,600
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(3)(4)		90	71,985
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		718	712,890
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,013	1,007,526
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	965	1,094,940
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,211	2,224,545
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		1,650	1,646,186
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		405	398,575
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		270	270,244
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,888	4,911,360
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		6,787	3,630,777

			$23,235,744

Food / Drug Retailers — 4.0%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		3,250	$3,279,887
Term Loan, 5.50%, Maturing August 25, 2021		900	910,813
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		2,328	2,349,890
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		5,088	5,077,268
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		4,733	4,760,344
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		1,450	1,464,198
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		4,789	4,814,846

			$22,657,246

Health Care — 15.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		249	$252,570

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	1,045	$1,048,668
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	2,607	2,626,082
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,214	1,211,710
Amneal Pharmaceuticals, LLC
Term Loan, 4.51%, Maturing November 1, 2019	225	226,406
Term Loan, 5.00%, Maturing November 1, 2019	1,506	1,518,275
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	596	599,062
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	2,774	2,787,741
Aspen Dental Management, Inc.
Term Loan, Maturing April 10, 2022(2)	325	327,234
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	938	945,143
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	775	784,203
Biomet, Inc.
Term Loan, 3.68%, Maturing July 25, 2017	5,487	5,491,806
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	1,013	1,008,070
Term Loan, 6.50%, Maturing July 31, 2020	1,688	1,680,117
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	569	569,588
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	773	779,827
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,445	1,461,479
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	33	33,135
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	830	835,718
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	7,374	7,426,783
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,366	1,371,672
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,020	1,022,426
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,201	3,216,151
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	573	576,019

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,988	$2,000,985
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	97	98,073
Term Loan, 4.25%, Maturing August 30, 2020	329	330,810
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.18%, Maturing February 27, 2021	4,703	4,723,341
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,609	1,617,507
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020	825	835,313
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,012	966,639
inVentive Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,007	1,012,592
Term Loan, 7.75%, Maturing May 15, 2018	2,378	2,379,521
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,489	1,502,707
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	4,462	4,499,218
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,889	1,841,427
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	350	349,995
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	6,166	5,102,767
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	543	456,292
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	395	331,726
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	520	522,511
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,325	3,362,116
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,629	1,633,740
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,102	3,099,069
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,882	1,893,111
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	1,023	1,031,176
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	1,966	1,974,660

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		1,763	$1,768,944
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019		1,107	1,123,181
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		1,110	1,113,828
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		344	343,230
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,147	1,138,522
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		2,109	2,116,778
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		792	797,351

			$87,767,015

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		223	$223,237
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,512	1,523,362
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,201	1,206,742

			$2,953,341

Industrial Equipment — 4.1%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		303	$304,682
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		711	711,388
CPM Holdings, Inc.
Term Loan, Maturing April 1, 2022(2)		275	278,438
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		575	578,953
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,007	1,019,724
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,007,075
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,215	3,144,246
Term Loan, 4.75%, Maturing July 30, 2020	EUR	394	440,329

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,754	$2,773,670
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		657	651,368
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		516	515,790
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		657	661,839
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		694	697,519
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,556	4,577,979
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,176	1,178,868
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		297	296,629
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		779	786,510
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	1,567	1,769,910
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		329	329,355
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		421	423,204
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	900	1,011,828

			$23,159,304

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		1,910	$1,918,199
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,723	4,769,865
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		8,322	8,388,252
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,025	1,040,375
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		467	443,937
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		880	869,298
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	965,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		2,783	2,778,127

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,750	$2,758,255

		$23,931,308

Leisure Goods / Activities / Movies — 4.8%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	467	$467,417
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	987,500
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,225	3,246,740
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	880	885,157
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	2,928	2,951,466
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	142	143,076
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	981	991,892
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	1,017	1,026,708
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	323	324,007
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	817	817,279
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	2,533	2,544,244
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	1,464	1,467,597
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,173	1,180,820
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,765	2,716,669
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	1,061	67,874
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,689	1,692,305
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	782	787,442
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	1,183	1,018,612
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,039	1,035,068

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		2,835	$2,806,867

			$27,158,740

Lodging and Casinos — 5.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		388	$391,246
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		2,711	2,724,086
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		750	758,812
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		462	465,269
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		978	904,663
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		796	802,071
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,577	3,608,188
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	3,125	4,819,769
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		139	140,643
Term Loan, 5.50%, Maturing November 21, 2019		325	328,168
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,906	4,930,099
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,022	1,026,852
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,444	2,448,332
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		659	660,146
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		493	493,731
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021		670	675,172
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,604	3,644,924
Term Loan, 6.00%, Maturing October 1, 2021		848	857,472
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		369	370,760

			$30,050,403

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 2.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	1,764	$1,234,800
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,557	2,664,452
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022	600	608,813
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	2,019	1,931,413
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017	300	302,750
Term Loan, 7.50%, Maturing March 19, 2021	1,875	1,860,937
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	994	929,209
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,614	2,623,722
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	433	429,826
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,375	1,244,375
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	452,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,607	1,024,970

		$15,307,767

Oil and Gas — 6.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,130	$993,477
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,800	2,450,000
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,627	1,586,728
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,970	1,990,380
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	970	974,673
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,807	1,761,688
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,064	1,799,491
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	425	427,656
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,035	1,011,590

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,208	$1,667,395
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,339	7,266,195
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	484	481,707
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	846	641,184
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,850	897,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,651	3,818,808
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	521	493,707
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	35	32,181
Term Loan, 4.25%, Maturing December 16, 2020	94	86,288
Term Loan, 4.25%, Maturing December 16, 2020	679	620,298
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	204	197,165
Term Loan, 4.25%, Maturing October 1, 2019	335	322,795
Term Loan, 4.25%, Maturing October 1, 2019	2,524	2,436,041
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	397	391,045
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	62	61,672
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	394	398,632
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,919	1,828,957

		$34,637,003

Publishing — 3.1%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,758	$1,773,181
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,412	4,712,370
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,588	1,600,655
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,932	4,796,464
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	692	697,441

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	605	$611,118
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	371	370,863
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(5)	431	334,391
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	565	570,007
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	673	678,362
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,108	1,114,191
Term Loan, Maturing August 14, 2020(2)	325	326,930

		$17,585,973

Radio and Television — 3.3%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	420	$409,993
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	973	971,106
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	224	226,044
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019	1,132	1,085,690
Term Loan, 7.68%, Maturing July 30, 2019	364	354,170
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,137	4,086,139
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	382	383,818
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	245	246,031
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	686	687,994
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,440	1,452,695
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	633	635,148
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	718	720,268
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	845	839,756
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020	490	488,710

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,057	$1,049,755
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		1,375	1,302,813
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,748	3,753,581

			$18,693,711

Retailers (Except Food and Drug) — 8.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,916	$1,921,694
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	350	533,095
Term Loan, 4.31%, Maturing April 28, 2020	GBP	275	420,618
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,363	2,379,517
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,877	4,878,919
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		621	598,915
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		2,850	2,890,738
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		656	647,145
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,072	1,081,207
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,276	1,283,200
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		2,871	2,699,337
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,821	1,820,993
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		915	926,635
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,524	2,535,330
Term Loan, 4.00%, Maturing January 28, 2020		993	999,323
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,246	4,263,487
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,324	2,333,649
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		464	466,054
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,164	2,174,287

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022		4,750	$4,814,719
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		965	868,725
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		521	519,760
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,005	2,036,074
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		495	490,050
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,587	2,595,277
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		813	768,946
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(6)	EUR	589	669,585
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	910	561,821
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		533	511,680

			$48,690,780

Steel — 1.8%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		9,039	$8,186,759
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		672	671,749
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		392	388,394
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018(3)		1,481	813,354

			$10,060,256

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 4.00%, Maturing March 11, 2018		1,760	$1,768,298
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,559	1,429,151
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,163	1,170,157

			$4,367,606

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications — 4.0%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	400	$401,250
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	7,550	7,557,550
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021	1,675	1,678,665
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	750	756,875
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	1,811	1,812,162
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,188	1,154,261
Term Loan, 4.00%, Maturing April 23, 2019	1,776	1,725,738
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	6,638	6,657,700
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	890	889,360

		$22,633,561

Utilities — 3.5%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,032	$1,027,885
Term Loan, 3.25%, Maturing January 31, 2022	393	392,339
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	914	920,733
Term Loan, 4.00%, Maturing April 1, 2018	2,688	2,707,786
Term Loan, 4.00%, Maturing October 9, 2019	804	809,626
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	952	957,881
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	487	490,313
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	871	877,820
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,725	1,737,218
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	109	110,242
Term Loan, 5.00%, Maturing December 19, 2021	2,460	2,499,243
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,572	1,579,589
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	1,322	1,317,983
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	275	278,781

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	14	$14,025
Term Loan, 4.25%, Maturing May 6, 2020	262	261,891
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,347	1,371,454
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	395	398,210
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,791,000

		$19,544,019

Total Senior Floating-Rate Interests (identified cost $804,517,861)		$791,335,976

Corporate Bonds & Notes — 11.5%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	$68,625
Orbital ATK, Inc.
5.25%, 10/1/21(8)	45	46,800
TransDigm, Inc.
7.50%, 7/15/21	10	10,800
6.00%, 7/15/22(8)	85	86,275
6.50%, 7/15/24(8)	80	81,588

		$294,088

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,700
FCA US, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	200	221,250
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	74,024
3.25%, 5/15/18	10	10,252
Navistar International Corp.
8.25%, 11/1/21	105	104,213
ZF North America Capital, Inc.
4.50%, 4/29/22(8)	150	151,312

		$581,751

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.0%(9)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$120,750
4.25%, 5/1/23	105	108,281

		$229,031

Brokerage / Securities Dealers / Investment Houses — 0.0%(9)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$57,406

		$57,406

Building and Development — 0.2%
Building Materials Corp. of America
5.375%, 11/15/24(8)	95	$97,850
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	50	53,125
HD Supply, Inc.
7.50%, 7/15/20	110	118,525
5.25%, 12/15/21(8)	40	41,650
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	75	75,000
Interline Brands, Inc.
10.00%, 11/15/18(10)	102	107,355
Nortek, Inc.
10.00%, 12/1/18	85	89,250
8.50%, 4/15/21	40	43,400
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	126,300
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(8)	45	44,494
5.875%, 6/15/24(8)	60	59,400
USG Corp.
5.875%, 11/1/21(8)	35	37,712
5.50%, 3/1/25(8)	20	21,050

		$915,111

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(8)	140	$143,500
Audatex North America, Inc.
6.00%, 6/15/21(8)	70	72,559
FTI Consulting, Inc.
6.00%, 11/15/22	40	42,800
IMS Health, Inc.
6.00%, 11/1/20(8)	75	78,187

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ServiceMaster Co. (The)
7.00%, 8/15/20		26	$27,625
7.45%, 8/15/27		45	46,013
TransUnion Holding Co., Inc.
8.125%, 6/15/18		105	107,362
United Rentals North America, Inc.
7.625%, 4/15/22		40	44,300
6.125%, 6/15/23		35	36,864

			$599,210

Cable and Satellite Television — 0.9%
AMC Networks, Inc.
7.75%, 7/15/21		45	$49,275
4.75%, 12/15/22		35	35,831
CCO Holdings, LLC/CCO Capital Corp.
5.375%, 5/1/25(8)		95	93,575
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		155	155,465
5.75%, 1/15/24		10	10,150
CSC Holdings, LLC
5.25%, 6/1/24(8)		10	10,438
DISH DBS Corp.
6.75%, 6/1/21		185	196,346
5.875%, 7/15/22		35	35,350
5.875%, 11/15/24		30	29,475
IAC/InterActiveCorp
4.875%, 11/30/18		55	57,200
Numericable Group SA
4.875%, 5/15/19(8)		390	394,629
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		1,000	1,051,250
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		833	874,125
6.00%, 4/15/21(8)	GBP	855	1,381,826
5.50%, 1/15/25(8)		550	562,375

			$4,937,310

Chemicals and Plastics — 1.3%
Evolution Escrow Issuer, LLC
7.50%, 3/15/22(8)		35	$35,525
Hexion Inc.
6.625%, 4/15/20		4,450	4,183,000

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ineos Finance PLC
7.50%, 5/1/20(8)	800	$846,440
Platform Specialty Products Corp.
6.50%, 2/1/22(8)	60	63,000
Rockwood Specialties Group, Inc.
4.625%, 10/15/20	130	135,687
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19	1,600	1,698,016
Tronox Finance, LLC
6.375%, 8/15/20	155	151,900
W.R. Grace & Co.
5.125%, 10/1/21(8)	30	31,350
5.625%, 10/1/24(8)	10	10,788

		$7,155,706

Clothing / Textiles — 0.0%(9)
Levi Strauss & Co.
5.00%, 5/1/25(8)	25	$25,109

		$25,109

Commercial Services — 0.0%(9)
ExamWorks Group, Inc.
5.625%, 4/15/23	35	$36,466

		$36,466

Conglomerates — 0.0%(9)
Belden, Inc.
5.50%, 9/1/22(8)	20	$20,650
Harbinger Group, Inc.
7.875%, 7/15/19	70	74,541
Spectrum Brands, Inc.
6.375%, 11/15/20	50	53,250
6.625%, 11/15/22	30	32,250
TMS International Corp.
7.625%, 10/15/21(8)	45	45,225

		$225,916

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)	15	$15,225
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	3,875	4,059,062

Security	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Sealed Air Corp.
8.375%, 9/15/21(8)	10	$11,325

		$4,085,612

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(10)	235	$234,412
Party City Holdings, Inc.
8.875%, 8/1/20	120	130,350

		$364,762

Distribution & Wholesale — 0.0%(9)
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	70	$73,675

		$73,675

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(10)	200	$201,875
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	200	211,500
7.50%, 7/15/21(8)	50	54,375
5.50%, 3/1/23(8)	30	30,375

		$498,125

Ecological Services and Equipment — 0.0%(9)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	50	$53,125
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,750
5.125%, 6/1/21	25	25,625
Covanta Holding Corp.
5.875%, 3/1/24	25	26,000

		$156,500

Electronics / Electrical — 0.2%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)	35	$36,225
8.875%, 1/1/20(8)	260	287,625
BMC Software Finance, Inc.
8.125%, 7/15/21(8)	40	36,900
CommScope Holding Co., Inc.
6.625%, 6/1/20(8)(10)	55	56,584

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	55	$59,554
Infor US, Inc.
6.50%, 5/15/22(8)	30	30,900
Micron Technology, Inc.
5.25%, 8/1/23(8)	65	65,390
Nuance Communications, Inc.
5.375%, 8/15/20(8)	120	121,800
Sensata Technologies B.V.
5.625%, 11/1/24(8)	15	16,069
Zebra Technologies Corp.
7.25%, 10/15/22(8)	100	108,250

		$819,297

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15	1,000	$1,025,000
6.75%, 9/1/16(8)	350	371,000
7.125%, 9/1/18(8)	350	397,250

		$1,793,250

Financial Intermediaries — 0.9%
CIT Group, Inc.
5.50%, 2/15/19(8)	45	$47,053
5.375%, 5/15/20	10	10,613
First Data Corp.
7.375%, 6/15/19(8)	1,000	1,041,750
6.75%, 11/1/20(8)	962	1,026,935
11.25%, 1/15/21	42	47,355
10.625%, 6/15/21	42	47,867
11.75%, 8/15/21	56	63,964
Ford Motor Credit Co., LLC
12.00%, 5/15/15	2,250	2,256,502
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17	45	45,338
6.00%, 8/1/20	40	42,208
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(11)	80	87,784
Navient Corp.
5.50%, 1/15/19	160	163,040
5.00%, 10/26/20	30	29,325
5.875%, 10/25/24	30	28,425

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	253	$296,481

			$5,234,640

Food Products — 0.9%
Dean Foods Co.
6.50%, 3/15/23(8)		45	$46,462
Iceland Bondco PLC
4.822%, 7/15/20(8)(12)	GBP	3,750	4,892,811
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		60	61,650
Post Holdings, Inc.
6.75%, 12/1/21(8)		30	30,420
6.00%, 12/15/22(8)		35	34,256
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	26,938

			$5,092,537

Food / Drug Retailers — 0.0%(9)
Rite Aid Corp.
6.125%, 4/1/23(8)		115	$119,744

			$119,744

Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18		10	$10,663
8.625%, 10/1/18		45	46,800
6.50%, 6/15/20		35	36,663
Amsurg Corp.
5.625%, 11/30/20		50	51,437
5.625%, 7/15/22		45	45,909
Biomet, Inc.
6.50%, 8/1/20		170	180,412
Capsugel SA
7.00%, 5/15/19(8)(10)		25	25,547
Centene Corp.
4.75%, 5/15/22		20	21,075
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,190	2,277,600
7.125%, 7/15/20		120	128,850
6.875%, 2/1/22(8)		110	117,287
Concordia Healthcare Corp.
7.00%, 4/15/23(8)		15	15,263

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)(13)	50	$50,875
HCA Holdings, Inc.
6.25%, 2/15/21	85	93,032
HCA, Inc.
6.50%, 2/15/20	15	17,138
4.75%, 5/1/23	1,050	1,105,125
Hologic, Inc.
6.25%, 8/1/20	245	255,106
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	48,544
Mallinckrodt International Finance S.A.
4.875%, 4/15/20(8)	30	30,638
5.50%, 4/15/25(8)	30	30,750
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)	175	184,189
Opal Acquisition, Inc.
8.875%, 12/15/21(8)	60	60,825
Salix Pharmaceuticals, Ltd.
6.50%, 1/15/21(8)	65	73,816
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)	35	35,963
Teleflex, Inc.
5.25%, 6/15/24	20	20,250
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,850
4.375%, 10/1/21	600	595,500
8.125%, 4/1/22	105	114,844
United Surgical Partners International, Inc.
9.00%, 4/1/20	60	64,725
VWR Funding, Inc.
7.25%, 9/15/17	90	94,387
WellCare Health Plans, Inc.
5.75%, 11/15/20	95	101,222

		$5,993,285

Holding Company – Diversified — 0.0%(9)
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)	80	$84,200
HRG Group, Inc.
7.875%, 7/15/19(8)	20	21,298

		$105,498

Security	Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.0%(9)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$42,800

		$42,800

Industrial Equipment — 0.0%(9)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	50	$51,255
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)	72	43,024
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	40	43,300
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(10)	55	55,825

		$193,404

Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(8)	55	$56,925
CNO Financial Group, Inc.
6.375%, 10/1/20(8)	1,050	1,115,625
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(10)	45	45,169
Hub International, Ltd.
7.875%, 10/1/21(8)	60	61,950
USI, Inc.
7.75%, 1/15/21(8)	100	103,000

		$1,382,669

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22(8)	80	$84,600
5.875%, 2/15/25(8)	115	123,050

		$207,650

Leisure — 0.0%(9)
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	$25,625

		$25,625

Leisure Goods / Activities / Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	35	$38,653

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
National CineMedia, LLC
6.00%, 4/15/22	790	$821,600
NCL Corp., Ltd.
5.00%, 2/15/18	30	30,750
5.25%, 11/15/19(8)	25	25,938
Regal Entertainment Group
5.75%, 3/15/22	30	30,937
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	25	26,563
7.25%, 3/15/18	50	55,685
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	90	100,233

		$1,130,359

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)	224	$185,865
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,100	1,617,000
9.00%, 2/15/20(4)	1,675	1,293,937
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	75	76,687
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	116,600
MGM Resorts International
6.625%, 12/15/21	90	96,750
7.75%, 3/15/22	30	33,825
6.00%, 3/15/23	65	67,600
Penn National Gaming, Inc.
5.875%, 11/1/21	45	45,113
Station Casinos, LLC
7.50%, 3/1/21	55	59,538
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(8)	310	172,050

		$3,764,965

Manufacturing — 0.0%(9)
Bombardier, Inc.
5.50%, 9/15/18(8)	30	$30,450
7.50%, 3/15/25(8)	45	44,775

		$75,225

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(8)	15	$5,550
CONSOL Energy, Inc.
5.875%, 4/15/22	30	27,825
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	118,800
IAMGOLD Corp.
6.75%, 10/1/20(8)	65	55,900
Imperial Metals Corp.
7.00%, 3/15/19(8)	30	30,000
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)	90	92,812
New Gold, Inc.
6.25%, 11/15/22(8)	70	69,650
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(8)	55	56,788

		$457,325

Oil and Gas — 0.8%
Antero Resources Corp.
5.625%, 6/1/23(8)	30	$30,750
Antero Resources Finance Corp.
6.00%, 12/1/20	15	15,394
5.375%, 11/1/21	100	101,500
Berry Petroleum Co.
6.375%, 9/15/22	10	8,275
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	35	36,575
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	71,575
California Resources Corp.
5.50%, 9/15/21	45	42,862
6.00%, 11/15/24	5	4,731
Chesapeake Energy Corp.
7.25%, 12/15/18	90	96,975
6.125%, 2/15/21	115	116,150
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	700	689,500
Concho Resources, Inc.
5.50%, 4/1/23	240	244,500
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(8)	90	93,600
7.75%, 2/15/23(8)	60	63,900

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	$131,950
Denbury Resources, Inc.
5.50%, 5/1/22	20	19,050
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(8)	95	95,237
8.125%, 9/15/23(8)	25	26,062
Energy Transfer Equity, LP
5.875%, 1/15/24	65	68,575
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	65	67,302
9.375%, 5/1/20	210	225,750
7.75%, 9/1/22	65	68,575
GenCorp, Inc.
7.125%, 3/15/21	70	75,425
Gulfport Energy Corp.
7.75%, 11/1/20	95	100,700
6.625%, 5/1/23(8)	30	30,675
Halcon Resources Corp.
8.625%, 2/1/20(8)(13)	20	20,850
Laredo Petroleum, Inc.
7.375%, 5/1/22	110	118,250
6.25%, 3/15/23	15	15,600
Matador Resources Co.
6.875%, 4/15/23(8)	15	15,469
MEG Energy Corp.
6.375%, 1/30/23(8)	80	78,700
Memorial Resource Development Corp.
5.875%, 7/1/22(8)	120	117,000
Newfield Exploration Co.
5.625%, 7/1/24	120	127,800
Oasis Petroleum, Inc.
6.875%, 3/15/22(8)	30	30,675
6.875%, 1/15/23	135	137,700
Precision Drilling Corp.
6.50%, 12/15/21	5	4,913
Rice Energy, Inc.
7.25%, 5/1/23(8)	15	15,675
Rosetta Resources, Inc.
5.625%, 5/1/21	60	60,375
5.875%, 6/1/22	85	85,212
RSP Permian, Inc.
6.625%, 10/1/22(8)	80	83,440

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	$174,711
5.625%, 4/15/23	100	101,500
5.625%, 3/1/25(8)	95	95,831
Sabine Pass LNG, LP
6.50%, 11/1/20	100	105,000
Samson Investment Co.
9.75%, 2/15/20(8)	25	3,156
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	140	150,850
6.75%, 5/1/23(8)	60	61,350
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	20,650
SM Energy Co.
6.125%, 11/15/22(8)	25	26,375
6.50%, 1/1/23	80	84,400
Sunoco, LP/Sunoco Finance Corp.
6.375%, 4/1/23(8)	45	47,025
Tesoro Corp.
5.375%, 10/1/22	90	94,500
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(8)	15	15,938
6.25%, 10/15/22(8)	35	37,319
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)	35	30,100
Williams Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	10	10,266

		$4,496,218

Pharmaceuticals — 0.1%
VRX Escrow Corp.
5.875%, 5/15/23(8)	160	$164,200
6.125%, 4/15/25(8)	160	166,000

		$330,200

Publishing — 0.1%
Laureate Education, Inc.
10.00%, 9/1/19(8)	595	$583,100
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	161,312
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(10)	30	30,863

		$775,275

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$52,625
Series B, 6.50%, 11/15/22	90	95,625
Crown Media Holdings, Inc.
10.50%, 7/15/19	110	117,563
iHeartCommunications, Inc.
9.00%, 12/15/19	953	945,852
11.25%, 3/1/21	60	61,425
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	36,050
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	25	26,156
6.00%, 7/15/24(8)	85	88,400
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	72,188
Univision Communications, Inc.
6.75%, 9/15/22(8)	746	803,852
5.125%, 5/15/23(8)	30	30,488

		$2,330,224

Real Estate Investment Trusts (REITs) — 0.0%(9)
Communications Sales & Leasing, Inc.
6.00%, 4/15/23(8)	5	$5,033
Communications Sales & Leasing, Inc.
8.25%, 10/15/23(8)	20	20,575
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/23(8)	30	30,525

		$56,133

Retail — 0.0%(9)
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(10)	35	$30,166
Family Tree Escrow, LLC
5.25%, 3/1/20(8)	45	47,362
5.75%, 3/1/23(8)	165	174,075

		$251,603

Retailers (Except Food and Drug) — 0.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
6.00%, 4/1/22(8)	125	$129,687
Hot Topic, Inc.
9.25%, 6/15/21(8)	150	163,500

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Levi Strauss & Co.
6.875%, 5/1/22	65	$71,419
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(8)(10)	26	26,553
Michaels Stores, Inc.
5.875%, 12/15/20(8)	45	46,912
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	145,125
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(8)(10)	40	43,200
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(8)(10)	115	116,150
Petco Holdings, Inc.
8.50%, 10/15/17(8)(10)	120	123,900
Radio Systems Corp.
8.375%, 11/1/19(8)	60	64,875
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	50	53,250

		$984,571

Road & Rail — 0.0%(9)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	25	$24,938
WatCo Cos., LLC/WatCo Finance Corp.
6.375%, 4/1/23(8)	35	35,656

		$60,594

Software and Services — 0.0%(9)
HIS, Inc.
5.00%, 11/1/22(8)	60	$60,300
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(10)	90	90,563
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	70	49,700

		$200,563

Steel — 0.0%(9)
AK Steel Corp.
8.75%, 12/1/18	35	$37,232
ArcelorMittal
7.00%, 2/25/22	25	27,281

		$64,513

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	65	$67,600
XPO Logistics, Inc.
7.875%, 9/1/19(8)	190	203,062

		$270,662

Technology — 0.0%(9)
Micron Technology, Inc.
5.625%, 1/15/26(8)	85	$84,575

		$84,575

Telecommunications — 1.0%
Avaya, Inc.
9.00%, 4/1/19(8)	45	$46,688
10.50%, 3/1/21(8)	425	376,523
CenturyLink, Inc.
6.75%, 12/1/23	55	59,703
Equinix, Inc.
5.375%, 1/1/22	50	52,125
Frontier Communications Corp.
6.25%, 9/15/21	45	44,775
7.625%, 4/15/24	30	30,713
6.875%, 1/15/25	45	43,695
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,000	1,102,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20	160	165,380
Intelsat Luxembourg SA
7.75%, 6/1/21	185	170,894
8.125%, 6/1/23	90	81,619
NII International Telecom S.C.A.
7.875%, 8/15/19(4)(8)	40	37,200
SBA Telecommunications, Inc.
5.75%, 7/15/20	145	152,612
Sprint Communications, Inc.
7.00%, 8/15/20	655	666,462
6.00%, 11/15/22	5	4,719
Sprint Corp.
7.25%, 9/15/21	60	60,375
7.875%, 9/15/23	250	251,562
7.625%, 2/15/25	45	44,366
T-Mobile USA, Inc.
6.25%, 4/1/21	40	41,950
6.633%, 4/28/21	50	52,937

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc. (continued)
6.731%, 4/28/22		20	$21,150
6.625%, 4/1/23		55	57,376
6.375%, 3/1/25		55	56,622
Wind Acquisition Finance SA
5.245%, 4/30/19(8)(12)	EUR	500	568,274
6.50%, 4/30/20(8)		475	504,094
4.011%, 7/15/20(8)	EUR	475	534,687
Windstream Corp.
7.75%, 10/1/21		80	79,000
6.375%, 8/1/23		40	35,450

			$5,343,451

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		25	$25,125
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		20	19,475
Calpine Corp.
5.375%, 1/15/23		50	50,687
7.875%, 1/15/23(8)		2,339	2,584,595
5.75%, 1/15/25		20	20,176
Dynegy, Inc.
6.75%, 11/1/19(8)		80	84,000
7.375%, 11/1/22(8)		65	69,550
7.625%, 11/1/24(8)		55	59,400

			$2,913,008

Total Corporate Bonds & Notes (identified cost $65,891,870)			$64,835,641

Asset-Backed Securities — 4.4%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XVII, Series 2014-17A, Class B, 3.124%, 4/17/26(8)(12)		$450	$442,901
Apidos CLO XVII, Series 2014-17A, Class C, 3.574%, 4/17/26(8)(12)		1,000	949,483
Apidos CLO XVII, Series 2014-17A, Class D, 5.024%, 4/17/26(8)(12)		1,000	888,306
Apidos CLO XIX, Series 2014-19A, Class E, 5.724%, 10/17/26(8)(12)		2,100	1,951,372
Ares CLO, Ltd., Series 2014-32A, Class D, 5.945%, 11/15/25(8)(12)		2,000	1,904,271

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Babson CLO, Ltd., Series 2013-IA, Class C, 2.975%, 4/20/25(8)(12)	$450	$446,851
Babson CLO, Ltd., Series 2013-IA, Class D, 3.775%, 4/20/25(8)(12)	350	343,071
Babson CLO, Ltd., Series 2013-IA, Class E, 4.675%, 4/20/25(8)(12)	225	203,151
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.375%, 7/15/26(8)(12)	500	500,957
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.375%, 7/15/26(8)(12)	500	458,684
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.45%, 10/15/26(8)(12)	2,000	1,854,207
Cent CLO, LP, Series 2014-22A, Class D, 5.533%, 11/07/26(8)(12)	1,000	922,992
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.024%, 7/17/19(8)(12)	750	733,602
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.925%, 4/21/25(8)(12)	2,650	2,617,283
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.957%, 8/15/25(8)(12)	1,500	1,489,166
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.457%, 8/15/25(8)(12)	640	618,154
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.157%, 8/15/25(8)(12)	430	373,155
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(8)(12)	400	395,386
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(8)(12)	450	438,367
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.024%, 7/17/25(8)(12)	925	909,952
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.624%, 7/17/25(8)(12)	925	885,510
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.774%, 7/17/25(8)(12)	1,125	998,584
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.505%, 11/08/24(8)(12)	1,750	1,751,273
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.406%, 4/25/21(8)(12)	1,000	990,760
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.275%, 10/17/26(8)(12)	2,000	1,760,061

Total Asset-Backed Securities (identified cost $24,951,594)		$24,827,499

Common Stocks — 0.6%

Security	Shares	Value

Aerospace and Defense — 0.0%(9)
IAP Worldwide Services, LLC(3)(14)(15)	55	$60,726

		$60,726

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(14)	18,702	$696,650

		$696,650

Building and Development — 0.1%
Panolam Holdings Co.(3)(15)(16)	253	$222,174

		$222,174

Business Equipment and Services — 0.0%(9)
Education Management Corp.(3)(14)(15)	3,185,850	$86,018

		$86,018

Food Service — 0.0%(9)
Buffets Restaurants Holdings, Inc.(3)(14)(15)	44,318	$18,170

		$18,170

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(14)(15)	35,670	$561,803

		$561,803

Publishing — 0.3%
ION Media Networks, Inc.(3)(14)	3,990	$1,436,360
MediaNews Group, Inc.(3)(14)(15)	10,718	412,640

		$1,849,000

Total Common Stocks (identified cost $1,728,767)		$3,494,541

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(14)(15)	3,545	$232,789

Total Convertible Preferred Stocks (identified cost $250,194)		$232,789

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	98,319	$1,374,500
Invesco Van Kampen Senior Income Trust	483,234	2,276,032
Nuveen Credit Strategies Income Trust	276,839	2,513,698
Nuveen Floating Rate Income Fund	119,086	1,356,390

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nuveen Floating Rate Income Opportunity Fund	103,281	$1,199,092
Voya Prime Rate Trust	338,021	1,903,058

Total Closed-End Funds (identified cost $10,682,971)		$10,622,770

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value

Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(3)(8)(15)	$99,528	$1,493

		$1,493

Oil and Gas — 0.0%(9)
SemGroup Corp., Escrow Certificate(15)	540,000	$1,350

		$1,350

Total Miscellaneous (identified cost $0)		$2,843

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(17)	$4,763	$4,762,897

Total Short-Term Investments (identified cost $4,762,897)		$4,762,897

Total Investments — 159.5% (identified cost $912,786,154)		$900,114,956

Other Assets, Less Liabilities — (36.2)%		$(204,642,730)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (23.3)%		$(131,304,107)

Net Assets Applicable to Common Shares — 100.0%		$564,168,119

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

CAD	–	Canadian Dollar
DIP	–	Debtor In Possession
EUR	–	Euro
GBP	–	British Pound Sterling
PIK	–	Payment In Kind
*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Includes new money preferred shares that trade with the loan.

(7)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $55,163,682 or 9.8% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(13)	When-issued security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $908,023,257)	$895,352,059
Affiliated investment, at value (identified cost, $4,762,897)	4,762,897
Cash	3,229,685
Foreign currency, at value (identified cost, $3,239,171)	3,287,713
Interest receivable	3,871,494
Interest receivable from affiliated investment	2,123
Receivable for investments sold	3,690,098
Receivable for open forward foreign currency exchange contracts	154,573
Prepaid upfront fees on notes payable	49,274
Prepaid expenses	37,062
Total assets	$914,436,978

Liabilities
Notes payable	$200,000,000
Payable for investments purchased	17,212,765
Payable for when-issued securities	70,088
Payable for open forward foreign currency exchange contracts	800,796
Payable to affiliates:
Investment adviser fee	552,199
Trustees’ fees	3,633
Accrued expenses	325,271
Total liabilities	$218,964,752
Auction preferred shares (5,252 shares outstanding) at liquidation value plus cumulative unpaid dividends	$131,304,107
Net assets applicable to common shares	$564,168,119

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,841,535 shares issued and outstanding	$368,415
Additional paid-in capital	687,194,181
Accumulated net realized loss	(109,850,306)
Accumulated distributions in excess of net investment income	(309,497)
Net unrealized depreciation	(13,234,674)
Net assets applicable to common shares	$564,168,119

Net Asset Value Per Common Share
($564,168,119 ÷ 36,841,535 common shares issued and outstanding)	$15.31

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$21,777,486
Dividends	209,236
Interest income allocated from affiliated investment	11,158
Expenses allocated from affiliated investment	(1,228)
Total investment income	$21,996,652

Expenses
Investment adviser fee	$3,342,991
Trustees’ fees and expenses	21,972
Custodian fee	166,400
Transfer and dividend disbursing agent fees	9,171
Legal and accounting services	124,322
Printing and postage	41,419
Interest expense and fees	1,154,560
Preferred shares service fee	99,136
Miscellaneous	62,989
Total expenses	$5,022,960
Deduct —
Reduction of custodian fee	$6
Total expense reductions	$6

Net expenses	$5,022,954

Net investment income	$16,973,698

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,092,977)
Investment transactions allocated from affiliated investment	24
Foreign currency and forward foreign currency exchange contract transactions	5,141,855
Net realized gain	$3,048,902
Change in unrealized appreciation (depreciation) —
Investments	$(1,726,192)
Foreign currency and forward foreign currency exchange contracts	(1,618,756)
Net change in unrealized appreciation (depreciation)	$(3,344,948)

Net realized and unrealized loss	$(296,046)

Distributions to preferred shareholders
From net investment income	$(94,869)

Net increase in net assets from operations	$16,582,783

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$16,973,698	$34,064,215
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	3,048,902	1,884,452
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(3,344,948)	(17,131,014)
Distributions to preferred shareholders —
From net investment income	(94,869)	(151,177)
Net increase in net assets from operations	$16,582,783	$18,666,476
Distributions to common shareholders —
From net investment income	$(17,241,838)	$(36,362,595)
Total distributions to common shareholders	$(17,241,838)	$(36,362,595)

Net decrease in net assets	$(659,055)	$(17,696,119)

Net Assets Applicable to Common Shares
At beginning of period	$564,827,174	$582,523,293
At end of period	$564,168,119	$564,827,174

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(309,497)	$53,512

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2015
Net increase in net assets from operations	$16,582,783
Distributions to preferred shareholders	94,869
Net increase in net assets from operations excluding distributions to preferred shareholders	$16,677,652
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(115,785,008)
Investments sold and principal repayments	111,505,457
Decrease in short-term investments, net	12,656,660
Net amortization/accretion of premium (discount)	(363,834)
Amortization of prepaid upfront fees on notes payable	5,726
Decrease in restricted cash	760,000
Decrease in dividends and interest receivable	126,120
Decrease in interest receivable from affiliated investment	401
Decrease in receivable for open forward foreign currency exchange contracts	827,038
Increase in prepaid expenses	(1,944)
Decrease in cash collateral due to broker	(760,000)
Increase in payable for open forward foreign currency exchange contracts	800,796
Decrease in payable to affiliate for investment adviser fee	(24,357)
Increase in payable to affiliate for Trustees’ fees	170
Decrease in accrued expenses	(51,614)
Decrease in unfunded loan commitments	(1,441,353)
Net change in unrealized (appreciation) depreciation from investments	1,726,192
Net realized loss from investments	2,092,977
Net cash provided by operating activities	$28,751,079

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(17,241,838)
Cash distributions paid to preferred shareholders	(94,641)
Payment of prepaid upfront fees on notes payable	(55,000)
Proceeds from notes payable	10,000,000
Repayments of notes payable	(20,000,000)
Net cash used in financing activities	$(27,391,479)

Net increase in cash*	$1,359,600

Cash at beginning of period(1)	$5,157,798

Cash at end of period(1)	$6,517,398

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$1,160,660

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $48,205.

(1)	Balance includes foreign currency, at value.

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$15.330		$15.810	$15.630	$14.910	$14.980	$13.700

Income (Loss) From Operations
Net investment income(1)	$0.461		$0.925	$1.009	$1.097	$1.014	$1.025
Net realized and unrealized gain (loss)	(0.010)		(0.414)	0.145	0.681	(0.013)	1.374
Distributions to preferred shareholders
From net investment income(1)	(0.003)		(0.004)	(0.006)	(0.006)	(0.009)	(0.011)

Total income from operations	$0.448		$0.507	$1.148	$1.772	$0.992	$2.388

Less Distributions
From net investment income	$(0.468)		$(0.987)	$(1.038)	$(1.052)	$(1.062)	$(1.108)

Total distributions to common shareholders	$(0.468)		$(0.987)	$(1.038)	$(1.052)	$(1.062)	$(1.108)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$0.070	$—	$—	$—

Net asset value — End of period (Common shares)	$15.310		$15.330	$15.810	$15.630	$14.910	$14.980

Market value — End of period (Common shares)	$14.700		$14.050	$15.800	$16.250	$14.550	$15.640

Total Investment Return on Net Asset Value(2)	3.23	%(3)	3.60%	7.98%	12.31%	6.69%	17.93%

Total Investment Return on Market Value(2)	8.14	%(3)	(4.99)%	3.79%	19.66%	(0.28)%	29.96%

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$564,168		$564,827	$582,523	$528,465	$503,383	$505,197
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.39	%(6)	1.36%	1.37%	1.38%	1.29%	1.22%
Interest and fee expense(7)	0.42	%(6)	0.40%	0.40%	0.42%	0.44%	0.49%
Total expenses	1.81	%(6)	1.76%	1.77%	1.80%	1.73%	1.71%
Net investment income	6.12	%(6)	5.89%	6.38%	7.20%	6.69%	7.11%
Portfolio Turnover	13	%(3)	35%	45%	54%	49%	36%
Senior Securities:
Total notes payable outstanding (in 000’s)	$200,000		$210,000	$210,000	$175,000	$165,000	$150,000
Asset coverage per $1,000 of notes payable(8)	$4,477		$4,315	$4,399	$4,770	$4,847	$5,243
Total preferred shares outstanding	5,252		5,252	5,252	5,252	5,252	5,252
Asset coverage per preferred share(9)	$67,573		$66,374	$67,670	$68,133	$67,473	$69,900
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable primarily incurred to redeem the Trust’s APS (see Note 9).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 270%, 265%, 271%, 273%, 270% and 280% at April 30, 2015 and October 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.88%	0.86%	0.87%	0.87%	0.83%	0.77%
Interest and fee expense	0.26%	0.25%	0.25%	0.27%	0.28%	0.31%
Total expenses	1.14%	1.11%	1.12%	1.14%	1.11%	1.08%
Net investment income	3.84%	3.70%	4.06%	4.54%	4.28%	4.50%

33	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

34

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

35

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

M  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of April 30, 2015 is as follows:

APS Issued and Outstanding

Series A	1,313
Series B	1,313
Series C	1,313
Series D	1,313

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2015, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2015	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.15%	$24,332	0.15%	0.11–0.23
Series B	0.15	24,332	0.15	0.11–0.23
Series C	0.15	24,608	0.15	0.11–0.20
Series D	0.11	21,597	0.13	0.11–0.15

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2015.

36

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Trust, for federal income tax purposes, had capital loss carryforwards of $112,052,153 and deferred capital losses of $249,806 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2015 ($2,782,217), October 31, 2016 ($63,478,422), October 31, 2017 ($33,311,438), October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2014, $249,806 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$912,101,143

Gross unrealized appreciation	$11,479,227
Gross unrealized depreciation	(23,465,414)

Net unrealized depreciation	$(11,986,187)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2015, the Trust’s investment adviser fee amounted to $3,342,991. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $118,003,351 and $112,685,960, respectively, for the six months ended April 30, 2015.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2015 and the year ended October 31, 2014.

Pursuant to a registration statement filed with and originally declared effective on November 14, 2012 by the SEC, the Trust is authorized to issue up to an additional 3,380,550 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. On May 30, 2013, and as approved by the Trustees, the Trust filed a registration statement with the SEC to allow it to issue additional common shares through a shelf offering, which is subject to the effectiveness of such registration statement.

During the six months ended April 30, 2015 and the year ended October 31, 2014, there were no shares sold by the Trust pursuant to its shelf offering.

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2015 and the year ended October 31, 2014.

7  Restricted Securities

At April 30, 2015, the Trust owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	253	$139,024	$222,174

Total Common Stocks			$139,024	$222,174

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	Canadian Dollar 1,505,625	United States Dollar 1,237,854	State Street Bank and Trust Company	$—	$(9,597)	$(9,597)
5/29/15	Canadian Dollar 2,843,951	United States Dollar 2,273,498	State Street Bank and Trust Company	—	(82,792)	(82,792)
5/29/15	Euro 8,190,616	United States Dollar 9,310,068	Goldman Sachs International	110,387	—	110,387
5/29/15	Euro 422,875	United States Dollar 448,041	HSBC Bank USA, N.A.	—	(26,932)	(26,932)
5/29/15	United States Dollar 1,079,012	Euro 1,000,000	Deutsche Bank AG	44,186	—	44,186
6/30/15	British Pound Sterling 8,003,839	United States Dollar 11,896,906	Goldman Sachs International	—	(384,196)	(384,196)
6/30/15	Euro 4,870,072	United States Dollar 5,313,322	HSBC Bank USA, N.A.	—	(159,036)	(159,036)
7/31/15	British Pound Sterling 3,065,355	United States Dollar 4,696,170	HSBC Bank USA, N.A.	—	(6,334)	(6,334)
7/31/15	Euro 5,239,516	United States Dollar 5,758,144	Goldman Sachs International	—	(131,909)	(131,909)

				$154,573	$(800,796)	$(646,223)

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $800,796. At April 30, 2015, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$154,573	(1)	$(800,796	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for assets and pledged by the Trust for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$44,186	$—	$—	$—	$44,186
Goldman Sachs International	110,387	(110,387)	—	—	—
	$154,573	$(110,387)	$—	$—	$44,186

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(516,105)	$110,387	$—	$—	$(405,718)
HSBC Bank USA, N.A.	(192,302)	—	—	—	(192,302)
State Street Bank and Trust Company	(92,389)	—	—	—	(92,389)
	$(800,796)	$110,387	$—	$—	$(690,409)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$5,425,568	(1)	$(1,627,834	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $44,966,000.

9  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $220 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement in effect through March 22, 2016, the Trust pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 24, 2015, the Trust paid an upfront fee of $55,000, which is being amortized to interest expense through March 22, 2016, the termination date of the Agreement. The unamortized balance at April 30, 2015 is $49,274 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2015, the Trust had borrowings outstanding under the Agreement of $200,000,000 at an interest rate of 0.95%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2015. For the six months ended April 30, 2015, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $208,397,790 and 0.95%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests	$—	$790,040,827	$1,295,149	$791,335,976
Corporate Bonds & Notes	—	64,792,617	43,024	64,835,641
Asset-Backed Securities	—	24,827,499	—	24,827,499
Common Stocks	561,803	696,650	2,236,088	3,494,541
Convertible Preferred Stocks	—	232,789	—	232,789
Closed-End Funds	10,622,770	—	—	10,622,770
Miscellaneous	—	1,350	1,493	2,843
Short-Term Investments	—	4,762,897	—	4,762,897

Total Investments	$11,184,573	$885,354,629	$3,575,754	$900,114,956

Forward Foreign Currency Exchange Contracts	$—	$154,573	$—	$154,573

Total	$11,184,573	$885,509,202	$3,575,754	$900,269,529

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(800,796)	$—	$(800,796)

Total	$—	$(800,796)	$—	$(800,796)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $3,380,000 (equal to 0.60% of net assets at April 30, 2015). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Trust as incurred.

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

44

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

45

Eaton Vance

Senior Floating-Rate Trust

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2015, Trust records indicate that there are 8 registered shareholders and approximately 21,638 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Trust’s Board of Trustees has approved a share repurchase program authorizing the Trust to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. The Trust’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Trust’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

47

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 10, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 10, 2015